Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt	Debt
As of December 31, 2021, the principal amount of our outstanding indebtedness totaled $50.5 billion, which excluded debt issuance costs, debt discounts and debt premium of $344 million, and our undrawn lines of credit and other available secured debt were $10.6 billion, availability of which is subject to certain conditions, including compliance with certain financial covenants. As of December 31, 2021, we remained in compliance with the financial covenants across our various debt agreements.
The following table provides a summary of our indebtedness as of December 31, 2021 and 2020:

	As of December 31,
	2021						2020
Debt obligation	Collateral (number of aircraft and helicopters)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
ILFC Legacy Notes		$1,034,274	$—	$1,034,274	6.63%	2022	$1,198,888
AerCap Trust & AICDC Notes		34,167,202	—	34,167,202	3.07%	2041	12,797,126
Revolving credit facilities (b)		9,034,000	9,034,000	—	—	2025	—
Other unsecured debt		1,874,000	—	1,874,000	1.83%	2024	1,759,000
Fair value adjustment		—	—	4,210			21,716
TOTAL UNSECURED		$46,109,476	$9,034,000	$37,079,686			$15,776,730
Secured
Export credit facilities (c)	42	1,276,557	—	1,276,557	2.08%	2033	1,023,912
Institutional secured term loans & secured portfolio loans	277	8,428,534	—	8,428,534	2.50%	2032	6,989,633
AerFunding Revolving Credit Facility	26	2,075,000	1,291,512	783,488	2.85%	2025	2,074,881
Other secured debt (d)	23	991,592	290,750	700,842	3.29%	2039	778,273
Fair value adjustment		—	—	2,361			(1,827)
TOTAL SECURED		$12,771,683	$1,582,262	$11,191,782			$10,864,872
Subordinated
Subordinated notes		2,250,000	—	2,250,000	4.94%	2079	2,250,000
Subordinated debt issued by VIEs		27,219	—	27,219	—	2026	43,521
Fair value adjustment		—	—	(215)			(219)
TOTAL SUBORDINATED		$2,277,219	$—	$2,277,004			$2,293,302
Debt issuance costs, debt discounts and debt premium				(343,794)			(192,823)
	368	$61,158,378	$10,616,262	$50,204,678			$28,742,081

(a)The weighted average interest rate for our floating rate debt of $9.5 billion is calculated based on the applicable U.S. dollar LIBOR or SOFR rate as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.
(b)Asia Revolver and Citi Revolvers (the “Revolving credit facilities”)
(c)An additional $0.8 billion of commitment has been approved by the Export Credit Agencies, subject to customary conditions at drawdown.
(d)In addition to the 23 aircraft, 74 engines are pledged as collateral.
As of December 31, 2021, all debt was issued or guaranteed by AerCap with the exception of the AerFunding Revolving Credit Facility, and the Glide Funding term loan facility.
Maturities of our debt financings (excluding fair value adjustments, debt issuance costs, debt discounts and debt premium) as of December 31, 2021 were as follows:

Maturities of debt financing (a)
2022	$3,982,938
2023	7,329,640
2024	8,910,800
2025	6,130,155
2026	5,939,562
Thereafter	18,249,021
$50,542,116

(a)For further detail on debt maturities, please refer to “Item 5. Operating and Financial Review and Prospects—Contractual obligations.”

During the years ended December 31, 2021, 2020 and 2019, we amortized as interest expense debt issuance costs, debt discounts and debt premium of $65.8 million, $57.2 million and $69.5 million, respectively.
AerCap Trust & AICDC Notes
From time to time, AerCap Trust and AICDC have co-issued additional senior unsecured notes (the “AGAT/AICDC Notes”).
The following table provides a summary of the outstanding AGAT/AICDC Notes as of December 31, 2021:

Maturities of AGAT/AICDC Notes
2022	$867,202
2023	4,700,000
2024	6,800,000
2025	3,650,000
2026	5,250,000
Thereafter	12,900,000
$34,167,202
All of the AGAT/AICDC Notes bear interest at fixed rates ranging from 0.68% to 6.5%.
The AGAT/AICDC Notes are jointly and severally and fully and unconditionally guaranteed by AerCap Holdings N.V. and by AerCap Ireland Limited (“AerCap Ireland”), AerCap Aviation Solutions B.V., ILFC and AerCap U.S. Global Aviation LLC. Except as described below, the AGAT/AICDC Notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements. We may redeem each series of the AGAT/AICDC Notes in whole or in part, at any time, at a price equal to 100% of the aggregate principal amount plus the applicable “make-whole” premium plus accrued and unpaid interest, if any, to the redemption date.
The indentures governing the AGAT/AICDC Notes contain customary covenants that, among other things, restrict our, and our restricted subsidiaries’, ability to incur liens on assets and to consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets. The indentures also provide for customary events of default, including, but not limited to, the failure to pay scheduled principal and interest payments on the AGAT/AICDC Notes, the failure to comply with covenants and agreements specified in the indentures, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness and certain events of insolvency. If any event of default occurs, any amount then outstanding under the indentures may immediately become due and payable.
GECAS Acquisition Notes
AerCap Trust and AICDC co-issued an aggregate principal amount of $21 billion of senior unsecured notes (the “GECAS Acquisition Notes”) in connection with the GECAS Transaction on October 29, 2021. The GECAS Acquisition Notes consist of $1.75 billion aggregate principal amount of 1.15% Senior Notes due 2023, $3.25 billion aggregate principal amount of 1.65% Senior Notes due 2024, $1.0 billion aggregate principal amount of 1.75% Senior Notes due 2024, $3.75 billion aggregate principal amount of 2.45% Senior Notes due 2026, $3.75 billion aggregate principal amount of 3.0% Senior Notes due 2028, $4.0 billion aggregate principal amount of 3.3% Senior Notes due 2032, $1.5 billion aggregate principal amount of 3.4% Senior Notes due 2033, $1.5 billion aggregate principal amount of 3.85% Senior Notes due 2041 and $500 million aggregate principal amount of Floating Rate Senior Notes due 2023. The GECAS Acquisition Notes are fully and unconditionally guaranteed on a senior unsecured basis by AerCap and certain other AerCap subsidiaries. The proceeds from the issuance of the GECAS Acquisition Notes were used to fund a portion of the cash consideration to be paid in the GECAS Transaction, and to pay related fees and expenses, with any excess proceeds to be used for general corporate purposes.
On November 1, 2021, AerCap Trust and AICDC also co-issued an aggregate principal amount of $1 billion of 1.90% senior unsecured notes due 2025 to a subsidiary of GE in connection with the closing of the GECAS Transaction.
Revolving credit facilities
In March 2018, AerCap entered into a $950 million unsecured revolving and term loan agreement (the “Asia Revolver”) with a maturity of March 2022. In August 2021, AerCap amended and extended the Asia Revolver, reducing its size to $684 million and extending its maturity to February 2024.
In March 2014, AICDC entered into a senior unsecured revolving credit facility (the “Citi Revolver I”). In October 2019, AICDC amended the Citi Revolver I, increased the size to $4 billion (with an option for AerCap to increase the size by an additional $0.5 billion) and extended the maturity to February 2024.
On March 30, 2021, AerCap and AICDC entered into a $4.35 billion unsecured revolving credit agreement (the “Citi Revolver II”) with a syndicate of lenders and Citibank N.A., as administrative agent, and a maturity of September 30, 2025. On March 30, 2021, the Citi Revolver I was amended such that the terms of both the Citi Revolver I and the Citi Revolver II are the same (the “Citi Revolvers”).
The obligations under the revolving credit facilities are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries. Availability of borrowings under the revolving credit facilities is subject to the satisfaction of customary conditions precedent. We have the right to terminate or cancel, in whole or in part, the unused portions of the commitment amounts. Availability of borrowings under the Citi Revolver II commenced upon the Closing Date.
The Revolving credit facilities contain covenants customary for unsecured financings of this type, including financial covenants that require us to maintain compliance with a maximum ratio of consolidated indebtedness to shareholders’ equity, a minimum fixed charge coverage ratio and a maximum ratio of unencumbered assets to certain financial indebtedness.
The facilities also contain covenants that, among other things, restrict, subject to certain exceptions, the ability of AerCap to sell assets, make certain restricted payments and incur certain liens.
Export credit facilities
The principal amounts under the export credit facilities amortize over ten-to 12-year terms. The export credit facilities require that SPEs controlled by the respective borrowers hold legal title to the financed flight equipment. Obligations under the export credit facilities are secured by, among other things, a pledge of the shares of the SPEs.
The obligations under the export credit facilities are guaranteed by AerCap Holdings N.V. and/or certain of its subsidiaries, as well as various export credit agencies.
Institutional secured term loans and secured portfolio loans
The following table provides details regarding the terms of our outstanding institutional secured term loans and secured portfolio loans:

	As of December 31,
	2021				2020
	Collateral (Number of aircraft) (a)	Amount outstanding	Weighted average interest rate	Maturity	Amount outstanding
Institutional secured term loans
Setanta	94	$2,000,000	2.14%	2028	$—
Hyperion	58	1,050,000	1.97%	2023	1,050,000
Secured portfolio loans
Celtago & Celtago II	25	869,550	2.77%	2025	984,076
Cesium	15	726,398	2.78%	2025	791,480
Goldfish	13	616,649	1.62%	2025	671,060
Scandium	10	573,770	3.14%	2025	627,555
Rhodium	11	506,202	2.97%	2026	551,209
Other secured facilities	51	2,085,965	2.87%	2022-2032	2,314,253
	277	$8,428,534			$6,989,633

(a)These loans are secured by a combination of aircraft and the equity interests in the borrower and certain special purpose entity (“SPE”) subsidiaries of the borrower that own the aircraft.

Institutional secured term loans
The Hyperion institutional term loan was originally entered into in 2014. The obligations of the borrowers of the loan are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.
A $2 billion institutional secured term loan (“Setanta”) was entered into on November 5, 2021. The proceeds from the Setanta loan were used to repay the amount borrowed under the Term Loan Credit Agreement. The obligations of the borrowers of the loan are guaranteed by AerCap Holdings N.V. and AerCap Ireland.
Both the Hyperion loan and the Setanta loan contain customary covenants and events of default for financings of this type, including covenants that limit the ability of the subsidiary borrowers and their subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors, the subsidiary borrowers and their subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.
Secured portfolio loans
The obligations of each of the respective borrowers under each secured portfolio loan are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.
These loans contain customary covenants and events of default for financings of this type, including covenants that limit the ability of the borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors and the borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets or enter into transactions with affiliates.
AerFunding Revolving Credit Facility
AerFunding 1 Limited (“AerFunding”) is an SPE whose share capital is owned 95% by a charitable trust and 5% by AerCap Ireland. AerFunding is a consolidated subsidiary formed for the purpose of acquiring aircraft assets. In April 2006, AerFunding entered into a non-recourse senior secured revolving credit facility. In December 2020, this facility was amended to extend its revolving period to June 2022, following which there is a 32-month term out period.
Borrowings under the AerFunding Revolving Credit Facility are secured by, among other things, security interests in and pledges or assignments of equity ownership and beneficial interests in all of the subsidiaries of AerFunding, as well as by AerFunding’s interests in the leases of its assets.
In March 2022, AerFunding amended this facility, extending the revolving period to September 2024, following which there is a 30-month term out period. The final maturity date of the AerFunding Revolving Credit Facility is March 2027.
Other secured debt
AerCap has entered into a number of financings, provided by a range of banks and non-bank financial institutions, to fund the purchase of aircraft and for general corporate purposes.
The majority of the financings are guaranteed by AerCap and are secured by, among other things, a pledge of the shares of the subsidiaries owning the related aircraft and, in certain cases, a mortgage on the applicable aircraft. All of our financings contain affirmative covenants customary for secured financings of this type.
Subordinated debt
The following table provides a summary of the outstanding subordinated debt as of December 31, 2021:

	As of December 31,
	2021			2020
	Amount outstanding	Weighted average interest rate	Maturity	Amount outstanding
ECAPS Subordinated Notes (a)	$1,000,000	3.47%	2065	$1,000,000
2045 Subordinated Notes	500,000	6.50%	2045	500,000
2079 Subordinated Notes	750,000	5.88%	2079	750,000
	$2,250,000			$2,250,000

(a)Enhanced Capital Advantaged Preferred Securities (“ECAPS”).

ECAPS Subordinated Notes
In December 2005, ILFC issued two tranches of subordinated notes in an aggregate principal amount of $1 billion. Both the $400 million and $600 million tranches have a floating interest rate, with margins of 1.80% and 1.55% respectively, plus the highest of three-month LIBOR, ten-year constant maturity U.S. Treasury, and 30-year constant maturity U.S. Treasury.
Upon consummation of the ILFC Transaction, the subordinated notes were assumed by AerCap Trust, and AerCap Holdings N.V. and certain of its subsidiaries became guarantors. ILFC remains a co-obligor under the indentures governing the subordinated notes. The addition of these subsidiary guarantors did not affect the subordinated ranking of these notes.
The ECAPS contain customary financial tests, including a minimum ratio of equity to total managed assets and a minimum fixed charge coverage ratio. Failure to comply with these financial tests will result in a “mandatory trigger event.” If a mandatory trigger event occurs and we are unable to raise sufficient capital in a manner permitted by the terms of the subordinated debt to cover the next interest payment on the subordinated debt, a “mandatory deferral event” will occur, requiring us to defer all interest payments and prohibiting the payment of cash dividends on AerCap Trust’s or ILFC’s capital stock or its equivalent until both financial tests are met or we have raised sufficient capital to pay all accumulated and unpaid interest on the subordinated debt. Mandatory trigger events and mandatory deferral events are not events of default under the indenture governing the subordinated debt.
2045 Junior Subordinated Notes
In June 2015, AerCap Trust issued $500 million of junior subordinated notes due 2045 (the “2045 Junior Subordinated Notes”). The 2045 Junior Subordinated Notes currently bear interest at a fixed interest rate of 6.5% and, beginning in June 2025, will bear interest at a rate of three-month LIBOR plus 4.3%.
The 2045 Junior Subordinated Notes are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries. We may defer any interest payments on the 2045 Junior Subordinated Notes for up to five consecutive deferral periods. At the end of five years following the commencement of any deferral period, we must pay all accrued and unpaid deferred interest, including compounded interest.
We may at our option redeem the 2045 Junior Subordinated Notes before their maturity in whole or in part, at any time and from time to time, on or after June 15, 2025 at 100% of their principal amount plus any accrued and unpaid interest thereon.
The 2045 Junior Subordinated Notes are junior subordinated unsecured obligations, rank equally with all of the issuer’s and the guarantors’ future equally ranking junior subordinated indebtedness, if any, and are subordinate and junior in right of payment to all of the issuer’s and the guarantors’ existing and future unsubordinated indebtedness.
2079 Junior Subordinated Notes
In October 2019, AerCap Holdings N.V. issued $750 million of junior subordinated notes due 2079 (the “2079 Junior Subordinated Notes”). The 2079 Junior Subordinated Notes currently bear interest at a fixed interest rate of 5.875% and, from October 2024, will bear interest at a rate equal to the five-year U.S. Treasury Rate plus 4.535%, to be reset on each subsequent five-year anniversary.
We may forgo payment of interest on the 2079 Junior Subordinated Notes for any interest period. Upon a forgoing of interest, we will have no obligation to pay the forgone interest on the payment date or at any future date. The 2079 Junior Subordinated Notes are guaranteed by certain of AerCap Holdings N.V.’s subsidiaries.
We may at our option redeem the 2079 Junior Subordinated Notes before their maturity in whole or in part on October 10, 2024 (the “First Call Date”) and on each subsequent five-year anniversary of the First Call Date, at 100% of their principal amount plus any accrued and unpaid interest thereon for the then-current six-month interest period.
The 2079 Junior Subordinated Notes are junior subordinated unsecured obligations, rank equally with all of the issuer’s and the guarantors’ future equally ranking junior subordinated obligations, if any, and are subordinate and junior in right of payment to all of the issuer’s and the guarantors’ present and future creditors (i) who are unsubordinated creditors, (ii) who are subordinated only to the claims of unsubordinated creditors, or (iii) who are subordinated creditors except those whose claims rank equally with or junior to the 2079 Junior Subordinated Notes. As of December 31, 2021, the 2079 Junior Subordinated Notes rank senior only to the issuer’s and the guarantors’ common and preferred stock.
Subordinated debt issued by VIEs
In 2008 and 2010, AerCap purchased subordinated loan notes issued by the VIEs. The subordinated debt held by AerCap is eliminated in consolidation of the VIEs.
GECAS Transaction Financings
Bridge Credit Facility and Term Loan Credit Facility
On March 30, 2021, AerCap and AICDC entered into a $19 billion 364-day unsecured Bridge Credit Agreement (the “Bridge Credit Facility”) and a $5.0 billion twelve-month Term Loan Credit Agreement (the “Term Loan Credit Agreement” and, together with the Bridge Credit Facility, the “GECAS Transaction Financings”), each with a syndicate of lenders and Citibank, N.A., as administrative agent. The amortization of commitment costs is included in transaction and integration-related expenses. The obligations under each of the GECAS Transaction Financings were guaranteed by AerCap and certain of its subsidiaries.
On October 29, 2021, the Bridge Credit Facility was terminated in connection with the closing of the GECAS Transaction. On November 1, 2021, $2 billion was drawn under the Term Loan Credit Agreement to pay a portion of the cash consideration due under the transaction agreement. On November 5, 2021, the Term Loan Credit Agreement was repaid and terminated in connection with the closing of the GECAS Transaction.